Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of significant investments in associates and joint ventures [line items]
Summary of amounts recognized in balance sheet

	As at 31 December
	2017	2018
	RMB’000	RMB’000
Associates
-Share of net assets	4,239,795	4,297,265

Joint ventures
-Share of net assets	212,249	229,868

	4,452,044	4,527,133

Summary of amounts recognized in share of profit of investments accounted for using the equity method

	2017	2018
	RMB’000	RMB’000
Associates	1,200,141	839,425
Joint ventures	43,552	46,172

	1,243,693	885,597

Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Summary of investments in associates/joint ventures

	2017	2018
	RMB’000	RMB’000
As at 1 January	190,697	212,249
Investment addition	—	7,979
Share of profit	43,552	46,172
Cash dividends distribution	(22,000)	(36,532)

As at 31 December	212,249	229,868

Summary of principal activities of material associates/joint ventures

As at 31 December 2018	Place of business/country of incorporation	% of ownership interest	Principal activities	Measurement method

BOC	PRC	50	Production and sales of industrial gases	Equity
Shanghai Petrochemical Pressure Vessel Testing Center(“JYJC”)	PRC	50	Provide inspection and testing service	Equity
Shanghai Petrochemical Yangu Gas Development Company Limited (“Yangu Gas”)	PRC	50	Production and sales of industrial gases	Equity

As at 31 December 2017	Place of business/country of incorporation	% of ownership interest	Principal activities	Measurement method

BOC	PRC	50	Production and sales of industrial gases	Equity
Shanghai Petrochemical Yangu Gas Development Company Limited (“Yangu Gas”)	PRC	50	Production and sales of industrial gases	Equity

Summarized financial information for associates/joint ventures

Summarized balance sheet for joint ventures

As at 31 December 2017	BOC RMB’000	Yangu Gas RMB’000

Current
Cash and cash equivalents	81,288	37,541
Other current assets (excluding cash)	66,756	14,712

Total current assets	148,044	52,253

Financial liabilities	—	—
Other current liabilities	(40,291)	(5,868)

Total current liabilities	(40,291)	(5,868)

Non-current
Total non-current assets	241,323	53,556
Total non-current liabilities	—	—

Net assets	349,076	99,941

As at 31 December 2018	BOC RMB’000	JYJC RMB’000	Yangu Gas RMB’000

Current
Cash and cash equivalents	137,505	8,086	42,415
Other current assets (excluding cash)	68,454	11,441	14,164

Total current assets	205,959	19,527	56,579

Financial liabilities	—	—	—
Other current liabilities	(41,962)	(4,607)	(3,745)

Total current liabilities	(41,962)	(4,607)	(3,745)

Non-current
Total non-current assets	198,555	2,357	44,589
Total non-current liabilities	—	—	—

Net assets	362,552	17,277	97,423

Summarized statement of comprehensive income for joint ventures

2016	BOC RMB’000	Jinpu RMB’000	Yangu Gas RMB’000

Revenue	370,171	31,794	59,904
Depreciation and amortization	(45,317)	(8,463)	(11,612)
Interest income	354	6	246
Interest expense	(927)	(775)	—
Profit/(loss) from continuing operations	66,855	(82,690)	(2,651)
Income tax expense	(16,370)	—	—
Post-tax profit/(loss) from continuing operations	50,485	(82,690)	(2,651)
Other comprehensive income	—	—	—

Total comprehensive income/(loss)	50,485	(82,690)	(2,651)

Dividends declared by joint venture	66,250	—	1,200

2017	BOC RMB’000	Jinpu RMB’000	Yangu Gas RMB’000

Revenue	410,254	13,848	59,883
Depreciation and amortization	(45,680)	(7,452)	(9,829)
Interest income	503	—	360
Interest expense	(190)	(533)	—
Profit/(loss) from continuing operations	108,072	(6,605)	(1,172)
Income tax expense	(26,803)	—	—
Post-tax profit/(loss) from continuing operations	81,269	(6,605)	(1,172)
Other comprehensive income	—	—	—

Total comprehensive income/(loss)	81,269	(6,605)	(1,172)

Dividends declared by joint venture	44,000	—	—

2018	BOC RMB’000	JYJC RMB’000	Yangu Gas RMB’000

Revenue	423,160	21,542	58,679
Depreciation and amortization	(46,456)	—	(2,245)
Interest income	1,154	27	541
Interest expense	—	—	—
Profit/(loss) from continuing operations	114,275	1,833	(2,518)
Income tax expense	(27,799)	(450)	—
Post-tax profit/(loss) from continuing operations	86,476	1,383	(2,518)
Other comprehensive income	—	—	—

Total comprehensive income/(loss)	86,476	1,383	(2,518)

Dividends declared by joint venture	73,000	64	—

Reconciliation of summarized financial information for joint ventures

2017	BOC RMB’000	Jinpu RMB’000	Yangu Gas RMB’000

Opening net assets 1 January	311,807	(2,727)	101,113
Profit/(loss) for the year	81,269	(6,605)	(1,172)
Other comprehensive income	—	—	—
Declared dividends	(44,000)	—	—

Closing net assets/(deficit) (a)	349,076	(9,332)	99,941
% of ownership interest	50.00%	—	50.00%
Interest in joint ventures	174,538	—	49,972
Unrealized downstream transactions	(12,261)	—	—

Carrying value	162,277	—	49,972

2018	BOC RMB’000	JYJC RMB’000	Yangu Gas RMB’000

Opening net assets 1 January	349,076	—	99,941
Net assets as at 31 March	—	15,958	—
Profit/(loss) for the year	86,476	1,383	(2,518)
Other comprehensive income	—	—	—
Declared dividends	(73,000)	(64)	—

Closing net assets (b)	362,552	17,277	97,423
% of ownership interest	50.00%	50.00%	50.00%
Interest in joint ventures	181,276	8,638	48,713
Unrealized downstream transactions	(8,759)	—	—

Carrying value	172,517	8,638	48,713

(a)	Jinpu was disposed to Taizhou Huihuang Plastic Limited Company in August 2017 and the related profit of RMB 10,339 thousands was accounted for in Other (losses)/gains - net.

(b)

JYJC was a former wholly owned subsidiary of Toufa. On 31 March 2018, a third party investor injected RMB 9,600 thousands to acquire 50% share of JYJC, and JYJC became a joint venture of Toufa upon completion. The related disposal gain of RMB 1,622 thousands was included in Other (losses)/gains – net.

Associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Summary of investments in associates/joint ventures

	2017	2018
	RMB’000	RMB’000
As at 1 January	3,498,097	4,239,795
Share of profit	1,200,141	839,425
Other comprehensive loss	(810)	(7,014)
Cash dividends distribution	(457,633)	(774,941)

As at 31 December	4,239,795	4,297,265

Material associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Summary of principal activities of material associates/joint ventures

Name of entity	Place of business/country of incorporation	% of ownership interest	Principal activities	Measurement method

Shanghai Secco Petrochemical Company Limited (“Shanghai Secco”)	PRC	20	Manufacturing and distribution of chemical products	Equity
Shanghai Chemical Industry Park Development Company Limited (“Chemical Industry”)	PRC	38.26	Planning, development and operation of the Chemical Industry Park in Shanghai, PRC	Equity

Shanghai Jinsen Hydrocarbon Resins Company Limited (“Jinsen”)	PRC	40	Production of resins products	Equity
Shanghai Azbil Automation Company Limited (“Azbil”)	PRC	40	Service and maintenance of building automation systems and products	Equity

Summarized financial information for associates/joint ventures

Summarized balance sheet for material associates

As at 31 December 2017	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000
Current
- Current assets	11,601,793	3,615,350	105,178	168,675
- Current liabilities	(4,173,984)	(1,358,611)	(12,618)	(51,729)
Non-current
- Non-current assets	5,842,119	3,098,107	73,623	2,829
- Non-current liabilities	—	(690,497)	—	—

Net Assets	13,269,928	4,664,349	166,183	119,775

As at 31 December 2018	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000

Current
- Current assets	9,537,354	3,785,819	100,065	189,514
- Current liabilities	(2,232,583)	(1,433,001)	(14,855)	(68,106)
Non-current
- Non-current assets	5,517,999	3,219,257	68,128	2,586
- Non-current liabilities	—	(514,254)	—	—

Net Assets	12,822,770	5,057,821	153,338	123,994

Summarized statement of comprehensive income for material associates

2016	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000

Revenue	23,969,408	2,471,027	167,956	180,108
Post-tax profit/(loss) from continuing operations	3,753,476	513,804	(16,394)	16,278
Other comprehensive income	—	47,603	—	—

Total comprehensive income/(loss)	3,753,476	561,407	(16,394)	16,278

Dividends declared by associate	2,451,000	45,000	7,340	18,000

2017	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000

Revenue	29,186,371	2,664,866	193,007	234,852
Post-tax profit/(loss) from continuing operations	5,179,254	407,709	(17,069)	26,182
Other comprehensive loss	—	(2,116)	—	—

Total comprehensive income/(loss)	5,179,254	405,593	(17,069)	26,182

Dividends declared by associate	2,105,600	53,001	—	17,000

2018	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000

Revenue	26,319,957	1,880,004	208,901	255,554
Post-tax profit/(loss) from continuing operations	3,228,682	472,804	(12,845)	30,119
Other comprehensive loss	—	(18,331)	—	—

Total comprehensive income/(loss)	3,228,682	454,473	(12,845)	30,119

Dividends declared by associate	3,675,840	61,001	—	25,900

Reconciliation of summarized financial information for material associates

2017	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000

Opening net assets 1 January	10,196,274	4,311,757	183,252	110,593
Profit/(loss) for the year	5,179,254	407,709	(17,069)	26,182
Other comprehensive loss	—	(2,116)	—	—
Declared dividends	(2,105,600)	(53,001)	—	(17,000)

Closing net assets	13,269,928	4,664,349	166,183	119,775

% of ownership interest	20%	38.26%	40.00%	40.00%
Interest in associates	2,653,987	1,784,580	66,473	47,910
Unrealized upstream and downstream transaction	(9,512)	—	—	—
Unentitled portion (Note a)	—	(348,346)	—	—

Carrying value	2,644,475	1,436,234	66,473	47,910

2018	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000
Opening net assets 1 January	13,269,928	4,664,349	166,183	119,775
Profit/(loss) for the year	3,228,682	472,804	(12,845)	30,119
Other comprehensive loss	—	(18,331)	—	—
Declared dividends	(3,675,840)	(61,001)	—	(25,900)

Closing net assets	12,822,770	5,057,821	153,338	123,994

% of ownership interest	20.00%	38.26%	40.00%	40.00%
Interest in associates	2,564,556	1,935,122	61,335	49,598
Unrealized upstream and downstream transaction	(9,512)	—	—	—
Unentitled portion (Note a)	—	(348,346)	—	—

Carrying value	2,555,044	1,586,776	61,335	49,598

Note a: Unentitled portion represented the earnings from sales of the lands injected by Government in Chemical Industry cannot be shared by other shareholders.

Other associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Summarized financial information for associates/joint ventures

	2017	2018
	RMB’000	RMB’000
Aggregate carrying value of investments at 31 December	44,703	44,512
Aggregate amounts of the group’s share of:
Profit for the year	5,933	5,884
Total comprehensive income	5,933	5,884